Segment Information (Details) - Schedule of net sales by product category and revenue stream - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Product Category [Member]
Segment Information (Details) - Schedule of net sales by product category and revenue stream [Line Items]
Total Net Sales		$ 1,720,273	$ 2,376,225	$ 2,114,872
Product Category [Member] | Components & Storage [Member]
Segment Information (Details) - Schedule of net sales by product category and revenue stream [Line Items]
Total Net Sales		1,046,095	1,346,053	1,311,608
Product Category [Member] | Computer System [Member]
Segment Information (Details) - Schedule of net sales by product category and revenue stream [Line Items]
Total Net Sales		345,949	644,923	403,203
Product Category [Member] | Office Solutions [Member]
Segment Information (Details) - Schedule of net sales by product category and revenue stream [Line Items]
Total Net Sales		96,679	155,526	155,592
Product Category [Member] | Software & Services [Member]
Segment Information (Details) - Schedule of net sales by product category and revenue stream [Line Items]
Total Net Sales		58,424	56,402	70,558
Product Category [Member] | Electronics [Member]
Segment Information (Details) - Schedule of net sales by product category and revenue stream [Line Items]
Total Net Sales		38,302	52,058	46,881
Product Category [Member] | Others [Member]
Segment Information (Details) - Schedule of net sales by product category and revenue stream [Line Items]
Total Net Sales		134,824	121,263	127,030
Revenue Stream [Member]
Segment Information (Details) - Schedule of net sales by product category and revenue stream [Line Items]
Total Net Sales		1,720,273	2,376,225	2,114,872
Revenue Stream [Member] | Direct sales revenues [Member]
Segment Information (Details) - Schedule of net sales by product category and revenue stream [Line Items]
Total Net Sales	[1]	1,607,027	2,243,421	1,974,897
Revenue Stream [Member] | Marketplace revenues [Member]
Segment Information (Details) - Schedule of net sales by product category and revenue stream [Line Items]
Total Net Sales	[2]	47,005	63,492	57,640
Revenue Stream [Member] | Services revenues [Member]
Segment Information (Details) - Schedule of net sales by product category and revenue stream [Line Items]
Total Net Sales	[3]	$ 66,241	$ 69,312	$ 82,335

[1]	Includes all first-party product sales where Newegg owns and sells its own inventories within its websites and third-party marketplace platforms.
[2]	Includes all the commission revenues earned from sales made by sellers on its websites.
[3]	Includes all revenue recognized from providing services to customers, including third-party logistics services, advertising services, and all other third-party seller services.